INCOME TAXES	3 Months Ended
Mar. 31, 2014
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 6 - INCOME TAXES

The Company is subject to domestic income taxes.  The Company has had no income,

and therefore has paid no income tax.

Deferred income taxes arise from temporary timing differences in the recognition of income and expenses for financial  reporting and tax purposes.  The Company's deferred  tax assets  consist  entirely of the benefit from net  operating  loss

(NOL)  carry-forwards.  The  Company's  deferred  tax  assets  are  offset  by a valuation  allowance  due  to the  uncertainty  of the  realization  of the  NOL carry-forwards. NOL carry-forwards may be further limited by a change in company ownership and other provisions of the tax laws.

The Company's deferred tax assets,  valuation allowance, and change in valuation allowance are as follows:

                           Estimated NOL

                           Carry-forward      Valuation     Net Tax

      Period Ending           benefit         Allowance     Benefit

-----------------------------------------------------------------------

     March 31, 2014            $ 8,400        (8,400)            -

    December 31, 2013            $ -             -               -